Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets

Note 9 - Intangible Assets

		December 31
		2019	2020
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	3	1,946	2,983
Licenses	3	106	556
		2,052	3,539
Accumulated amortization:
Capitalization of software development costs		274	2,163
Licenses		60	206
		334	2,369

Intangible assets, net:
Capitalization of software development costs		1,672	820
Licenses		46	350
		1,718	1,170

Amortization expense for the years ended December 31, 2018, 2019 and 2020 were US$ 1,103 thousand, US$ 266 thousand and US$ 378 thousand, respectively. The company recorded an impairment charge of US$ 1,657 thousand in the year ended December 31, 2020, for software that will no longer be utilized by the company and the asset value and accumulated amortization were written off. The impairment was recorded in cost of sales.